Value Line Centurion Fund, Inc.
Investment objective
The Fund's investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses you pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment. )
Annual Fund Operating Expenses		Value Line Centurion Fund Value Line Centurion Fund C000020631
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees	[1]	0.40%
Other Expenses (as a percentage of Assets):		0.15%
Expenses (as a percentage of Assets)		1.05%
Fee Waiver or Reimbursement	[1]	(0.15%)
Net Expenses (as a percentage of Assets)	[1]	0.90%
[1]	Effective May 1, 2011 through April 30, 2012, EULAV Securities LLC (the "Distributor") has contractually agreed to waive a portion of the Fund's 12b-1 fee in an amount equal to 0.15% of the Fund's average daily net assets. There is no assurance that the Distributor will extend the fee waiver beyond April 30, 2012. The waiver cannot be terminated before April 30, 2012 without the approval of the Fund's Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Value Line Centurion Fund Value Line Centurion Fund C000020631	92	319	565	1,269

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover rate was 27 % of the average value of its portfolio.

Principal investment strategies
To achieve the Fund's goal, EULAV Asset Management (the "Adviser") invests substantially all of the Fund's net assets in common stocks. While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System (the "Ranking System") in selecting securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe followed by the Ranking System consists of stocks of approximately 1,700 companies accounting for approximately 95% of the market capitalization of all stocks traded on the U.S. securities exchanges. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets. The Fund's investments principally are selected from common stocks ranked 1, 2 or 3 by the Ranking System at the time of purchase. Apart from the diversification requirements of the Investment Company Act of 1940 applicable to diversified funds (which generally means that it will not invest more than 5% of its total assets in the stocks of any one company), the Fund is not subject to any limit on the percentage of its assets that may be invested in any particular stock. Because the Adviser relies on the Ranking System in managing the Fund's portfolio, the Fund is not limited to investments according to a company's size.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking System in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund's portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund's portfolio. The Adviser will determine the percentage of the Fund's assets invested in each stock based on the stock's relative attractiveness.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks.

The chief risk that you assume when investing in the Fund is market risk, the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole.

Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity. This could have a negative effect on the Fund's performance.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. The Adviser's investment strategies may not be able to produce the desired results.

The Fund's annual portfolio turnover rate has exceeded 100% in four of the last five years. A rate of portfolio turnover of 100% would occur if all of the Fund's portfolio were replaced in a period of one year. To the extent the Fund engages in short - term trading in attempting to acheive its investment objective, it will increase the Fund's portfolio turnover rate and the Fund will incur higher brokerage commissions and other expenses.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 9.

Because the Fund uses the Ranking System, there is the risk that securities not covered by the Ranking System or lower rated securities will appreciate to a greater extent than those securities in the Fund's portfolio.

The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. The Fund will be affected by changes in stock prices, which have historically tended to fluctuate more than bond prices.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund's shares have varied over the past ten calendar years, and the table below shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index, which is a broad based market index. This performance information does not reflect separate account or variable insurance contract fees or charges. If such fees and charges were reflected, the Fund's returns would be less than those shown. All returns reflect reinvested dividends. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Total returns as of 12/31 each year (%)

Best Quarter: Q3 2010 +12.86%
Worst Quarter: Q4 2008 -27.75%

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns Value Line Centurion Fund	Label	1 Year	5 Years	10 Years
Value Line Centurion Fund C000020631	Value Line Centurion Fund	25.75%	(2.34%)	(1.81%)
S&P�� 500 Index	S&P 500® Index (reflects no deduction for fees or expenses)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	VALUE LINE CENTURION FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000726994
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 3, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Value Line Centurion Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Centurion Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment. )
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover rate was 27 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund's goal, EULAV Asset Management (the "Adviser") invests substantially all of the Fund's net assets in common stocks. While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System (the "Ranking System") in selecting securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe followed by the Ranking System consists of stocks of approximately 1,700 companies accounting for approximately 95% of the market capitalization of all stocks traded on the U.S. securities exchanges. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets. The Fund's investments principally are selected from common stocks ranked 1, 2 or 3 by the Ranking System at the time of purchase. Apart from the diversification requirements of the Investment Company Act of 1940 applicable to diversified funds (which generally means that it will not invest more than 5% of its total assets in the stocks of any one company), the Fund is not subject to any limit on the percentage of its assets that may be invested in any particular stock. Because the Adviser relies on the Ranking System in managing the Fund's portfolio, the Fund is not limited to investments according to a company's size.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking System in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund's portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund's portfolio. The Adviser will determine the percentage of the Fund's assets invested in each stock based on the stock's relative attractiveness.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To achieve the Fund's goal, EULAV Asset Management (the "Adviser") invests substantially all of the Fund's net assets in common stocks. While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System (the "Ranking System") in selecting securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe followed by the Ranking System consists of stocks of approximately 1,700 companies accounting for approximately 95% of the market capitalization of all stocks traded on the U.S. securities exchanges. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets. The Fund's investments principally are selected from common stocks ranked 1, 2 or 3 by the Ranking System at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks.

The chief risk that you assume when investing in the Fund is market risk, the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole.

Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity. This could have a negative effect on the Fund's performance.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. The Adviser's investment strategies may not be able to produce the desired results.

The Fund's annual portfolio turnover rate has exceeded 100% in four of the last five years. A rate of portfolio turnover of 100% would occur if all of the Fund's portfolio were replaced in a period of one year. To the extent the Fund engages in short - term trading in attempting to acheive its investment objective, it will increase the Fund's portfolio turnover rate and the Fund will incur higher brokerage commissions and other expenses.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 9.

Because the Fund uses the Ranking System, there is the risk that securities not covered by the Ranking System or lower rated securities will appreciate to a greater extent than those securities in the Fund's portfolio.

The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. The Fund will be affected by changes in stock prices, which have historically tended to fluctuate more than bond prices.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund's shares have varied over the past ten calendar years, and the table below shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index, which is a broad based market index. This performance information does not reflect separate account or variable insurance contract fees or charges. If such fees and charges were reflected, the Fund's returns would be less than those shown. All returns reflect reinvested dividends. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund's shares have varied over the past ten calendar years, and the table below shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index, which is a broad based market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q3 2010 +12.86%
Worst Quarter: Q4 2008 -27.75%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Value Line Centurion Fund | Value Line Centurion Fund C000020631
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,269
Annual Return 2001	rr_AnnualReturn2001	(16.35%)
Annual Return 2002	rr_AnnualReturn2002	(22.93%)
Annual Return 2003	rr_AnnualReturn2003	19.49%
Annual Return 2004	rr_AnnualReturn2004	11.51%
Annual Return 2005	rr_AnnualReturn2005	9.13%
Annual Return 2006	rr_AnnualReturn2006	3.85%
Annual Return 2007	rr_AnnualReturn2007	20.72%
Annual Return 2008	rr_AnnualReturn2008	(19.27%)
Annual Return 2009	rr_AnnualReturn2009	11.09%
Annual Return 2010	rr_AnnualReturn2010	25.75%
Label	rr_AverageAnnualReturnLabel	Value Line Centurion Fund
1 Year	rr_AverageAnnualReturnYear01	25.75%
5 Years	rr_AverageAnnualReturnYear05	(2.34%)
10 Years	rr_AverageAnnualReturnYear10	(1.81%)
Value Line Centurion Fund | S&P�� 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	Effective May 1, 2011 through April 30, 2012, EULAV Securities LLC (the "Distributor") has contractually agreed to waive a portion of the Fund's 12b-1 fee in an amount equal to 0.15% of the Fund's average daily net assets. There is no assurance that the Distributor will extend the fee waiver beyond April 30, 2012. The waiver cannot be terminated before April 30, 2012 without the approval of the Fund's Board of Directors.